Finance cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Finance cost
Hedged interest payable on medium-term notes issued	$ 127	$ 77		$ 76
Interest payable on bank loans and overdrafts	27	64		50
Interest payable on RCF	2	1		4
Interest payable on foreign exchange swaps	50	56		54
Interest payable on leases	31	31		30
Amortisation of discount on provisions	13	14		18
Foreign exchange loss on translation of foreign assets/liabilities		7
Total finance cost	$ 250	$ 250	[1]	$ 232	[1]

[1]	Refer to foreign currency translation in material accounting policies section.